Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of estimated useful lives
Asset Type	Useful Life
Test equipment, research and development equipment	4-5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	5 years
Other	3-5 years

Asset Type	Useful Life
Test equipment, research and development equipment	4-5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	5 years
Other	3-5 years

Schedule of property and equipment, net
(Amounts in US$'s)	June 30, 2020	December 31, 2019
Shop machinery and equipment	$9,452,873	$8,100,667
Computers and electronics	587,659	558,561
Office furniture and fixtures	337,394	341,214
Leasehold improvements	243,567	222,332
	10,621,493	9,222,774
Less - accumulated depreciation	(8,169,348)	(7,764,668)
	$2,452,145	$1,458,106

(Amounts in US$'s)	December 31, 2019
Shop machinery and equipment	$8,100,667
Computers and electronics	558,561
Office furniture and fixtures	341,214
Leasehold improvements	222,332
9,222,774
Less - accumulated depreciation	(7,764,668)
$1,458,106